Related Party Transactions (Details) - Schedule of due from related parties - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	€ 79,835	€ 140,264
Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties		264
Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties
Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	79,835	140,000
Credits Pending Collection [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	2,550	21,693
Credits Pending Collection [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties
Credits Pending Collection [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties
Credits Pending Collection [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	2,550	21,693
Long-Term investment [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	20,830	2,550
Long-Term investment [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties
Long-Term investment [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties
Long-Term investment [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	20,830	2,550
Trade receivable [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	56,455	116,021
Trade receivable [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties		264
Trade receivable [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties
Trade receivable [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	€ 56,455	€ 115,757